Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 96.4%
Austria 1.7%
Wienerberger AG (Cost $921,227)	36,328	1,328,961
Belgium 0.4%
Euronav NV (Cost $313,841)	37,166	340,680
Bermuda 1.3%
BW LPG, Ltd.	54,731	375,725
Lazard Ltd. “A” (a)	16,265	707,690
(Cost $682,851)		1,083,415
Canada 3.3%
First Quantum Minerals Ltd.	17,977	342,603
Linamar Corp.	12,569	741,018
Pan American Silver Corp.	16,342	490,247
Quebecor, Inc. “B”	39,795	1,068,420
(Cost $1,630,801)		2,642,288
France 2.4%
Alten SA*	3,084	362,199
Rubis SCA	5,271	250,239
SPIE SA*	44,518	1,068,326
Television Francaise 1*	29,700	271,178
(Cost $1,942,502)		1,951,942
Germany 3.0%
Deutz AG*	88,069	659,660
PATRIZIA AG	41,336	1,047,799
United Internet AG (Registered)	16,617	666,365
(Cost $1,143,291)		2,373,824
India 0.7%
WNS Holdings Ltd. (ADR)* (Cost $193,879)	7,251	525,262
Ireland 1.6%
Avadel Pharmaceuticals PLC (ADR)* (b)	21,583	195,111
Dalata Hotel Group PLC*	129,550	642,678
Ryanair Holdings PLC*	21,445	417,003
(Cost $897,941)		1,254,792
Italy 2.1%
Buzzi Unicem SpA	42,400	1,104,515
Moncler SpA*	10,050	576,674
(Cost $1,171,603)		1,681,189
Japan 8.1%
Ai Holdings Corp.	34,117	679,022

Anicom Holdings, Inc.	76,900	701,420
BML, Inc.	15,900	551,002
Kura Sushi, Inc.	4,800	324,371
Kusuri No Aoki Holdings Co., Ltd.	12,158	931,534
Optex Group Co., Ltd.	17,000	254,583
Sawai Pharmaceutical Co., Ltd. (c)	12,600	611,082
Syuppin Co., Ltd.	7,100	65,978
Topcon Corp.	23,400	285,100
UT Group Co., Ltd.*	31,024	1,023,589
Zenkoku Hosho Co., Ltd.	22,400	1,031,824
(Cost $3,802,417)		6,459,505
Korea 0.8%
i-SENS, Inc.	11,626	253,653
Seah Besteel Corp.	23,919	393,740
(Cost $684,397)		647,393
Luxembourg 1.2%
B&M European Value Retail SA (Cost $571,241)	132,015	961,184
Netherlands 0.4%
Boskalis Westminster (Cost $325,687)	9,986	321,354
Norway 0.3%
Fjordkraft Holding ASA 144A (Cost $243,376)	26,844	219,289
Portugal 0.3%
REN - Redes Energeticas Nacionais SGPS SA (Cost $261,325)	92,222	257,502
Spain 1.6%
Fluidra SA	28,658	821,473
Talgo SA 144A*	88,107	442,088
(Cost $905,242)		1,263,561
Sweden 3.2%
Dometic Group AB	22,461	326,341
MIPS AB	7,101	509,026
Nobina AB 144A*	129,243	1,085,165
Ratos AB	55,297	301,363
Tethys Oil AB	49,216	366,195
(Cost $1,847,559)		2,588,090
Switzerland 0.9%
Julius Baer Group Ltd.	5,189	331,701
Landis & Gyr Group AG*	5,994	403,864
(Cost $803,082)		735,565
United Kingdom 6.6%
Arrow Global Group PLC*	95,792	403,387
Clinigen Group PLC	44,130	471,835
Domino's Pizza Group PLC	106,754	510,655
Drax Group PLC	108,643	628,486
Electrocomponents PLC	118,408	1,620,872
Johnson Service Group PLC*	265,435	546,498

Micro Focus International PLC	51,527	393,128
Scapa Group PLC*	233,821	694,833
(Cost $3,531,737)		5,269,694
United States 56.5%
Advanced Drainage Systems, Inc.	3,618	374,065
Affiliated Managers Group, Inc.	4,203	626,373
Agilysys, Inc.*	6,993	335,384
Americold Realty Trust (REIT)	21,223	816,449
Amicus Therapeutics, Inc.*	16,774	165,727
Arena Pharmaceuticals, Inc.*	8,863	615,004
Axonics Modulation Technologies, Inc.* (b)	3,100	185,659
AZEK Co., Inc.*	2,537	106,681
Bandwidth, Inc. “A”*	2,002	253,733
Blucora, Inc.*	8,810	146,598
Builders FirstSource, Inc.*	20,777	963,429
Casey's General Stores, Inc.	6,443	1,392,912
Cleveland-Cliffs, Inc.	46,669	938,514
CMC Materials, Inc.	4,593	811,996
Contango Oil & Gas Co.* (b)	121,886	475,355
Cornerstone OnDemand, Inc.*	11,453	499,122
Dril-Quip, Inc.*	16,812	558,663
Ducommun, Inc.*	24,624	1,477,440
EastGroup Properties, Inc. (REIT)	4,274	612,379
Envestnet, Inc.* (b)	9,595	693,047
Essential Properties Realty Trust, Inc. (REIT)	24,757	565,202
Five9, Inc.*	8,715	1,362,416
FNB Corp.	30,449	386,702
Four Corners Property Trust, Inc. (REIT)	27,967	766,296
Fox Factory Holding Corp.*	10,660	1,354,460
Green Dot Corp. “A”*	6,498	297,543
H&E Equipment Services, Inc.	12,714	483,132
Heron Therapeutics, Inc.*	22,446	363,850
Hillenbrand, Inc.	10,258	489,409
Hudson Pacific Properties, Inc. (REIT)	8,486	230,225
Hyster-Yale Materials Handling, Inc.	5,590	487,001
Inphi Corp.*	10,390	1,853,680
iRhythm Technologies, Inc.*	3,824	531,001
Jack in the Box, Inc.	6,611	725,756
Jefferies Financial Group, Inc.	35,036	1,054,584
Kiniksa Pharmaceuticals Ltd. “A”*	8,859	163,980
LivePerson, Inc.*	5,940	313,276
Lumentum Holdings, Inc.*	8,748	799,130
Masonite International Corp.*	7,831	902,444
ModivCare, Inc.*	10,897	1,614,110
Molina Healthcare, Inc.*	4,393	1,026,908
National Storage Affiliates Trust (REIT)	15,303	611,049
Neurocrine Biosciences, Inc.*	1,689	164,255
Novavax, Inc.*	817	148,130
Option Care Health, Inc.*	29,553	524,270
Outset Medical, Inc.*	816	44,382
Pacira BioSciences, Inc.*	15,060	1,055,555
Physicians Realty Trust	38,643	682,822
QAD, Inc. “A” (b)	8,600	572,588
QTS Realty Trust, Inc. “A” (REIT)	10,438	647,574
Rush Enterprises, Inc. “A”	31,808	1,584,968
SJW Group	9,094	572,831
South State Corp.	12,286	964,574

Synovus Financial Corp.	22,074	1,009,885
Tandem Diabetes Care, Inc.*	3,297	290,960
Tenneco, Inc. “A”*	28,693	307,589
Thermon Group Holdings, Inc.* (b)	34,510	672,600
Titan Machinery, Inc.*	8,985	229,118
TopBuild Corp.*	6,338	1,327,367
Translate Bio, Inc.*	10,019	165,213
Travere Therapeutics, Inc.*	26,114	652,067
TriState Capital Holdings, Inc.*	27,098	624,880
Varonis Systems, Inc.*	29,262	1,502,311
Vital Farms, Inc.* (b)	12,874	281,168
Vroom, Inc.*	1,119	43,630
WEX, Inc.*	2,214	463,213
YETI Holdings, Inc.*	21,295	1,537,712
Zions Bancorp. NA	10,965	602,636
(Cost $25,772,691)		45,102,982
Total Common Stocks (Cost $47,646,690)		77,008,472

Exchange-Traded Funds 1.9%
iShares Russell 2000 ETF (b) (Cost $990,476)	6,798	1,501,950

Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $2,957,305)	2,957,305	2,957,305

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.04% (d) (Cost $1,263,970)	1,263,970	1,263,970

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,858,441)	103.6	82,731,697
Other Assets and Liabilities, Net	(3.6)	(2,856,751)
Net Assets	100.0	79,874,946
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
1,184,652	1,772,653 (f)	—	—	—	1,338	—	2,957,305	2,957,305
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.04% (d)
3,011,728	2,955,440	4,703,198	—	—	234	—	1,263,970	1,263,970
4,196,380	4,728,093	4,703,198	—	—	1,572	—	4,221,275	4,221,275
*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $3,245,361, which is 4.1% of net assets.
(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $307,706.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At March 31, 2021 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Industrials	15,776,315	20%
Information Technology	12,109,321	16%
Consumer Discretionary	9,954,439	13%
Health Care	9,793,754	13%
Financials	9,191,160	12%
Real Estate	5,979,795	8%
Materials	5,293,413	7%
Consumer Staples	2,605,614	3%
Communication Services	2,259,696	3%
Energy	2,116,618	3%
Utilities	1,928,347	2%
Total	77,008,472	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$1,328,961	$—	$1,328,961
Belgium	—	340,680	—	340,680
Bermuda	707,690	375,725	—	1,083,415
Canada	2,642,288	—	—	2,642,288
France	—	1,951,942	—	1,951,942
Germany	—	2,373,824	—	2,373,824
India	525,262	—	—	525,262
Ireland	195,111	1,059,681	—	1,254,792
Italy	—	1,681,189	—	1,681,189
Japan	—	5,848,423	611,082	6,459,505
Korea	—	647,393	—	647,393
Luxembourg	—	961,184	—	961,184
Netherlands	—	321,354	—	321,354
Norway	—	219,289	—	219,289
Portugal	—	257,502	—	257,502
Spain	—	1,263,561	—	1,263,561
Sweden	—	2,588,090	—	2,588,090
Switzerland	—	735,565	—	735,565
United Kingdom	—	5,269,694	—	5,269,694
United States	45,102,982	—	—	45,102,982
Exchange-Traded Funds	1,501,950	—	—	1,501,950
Short-Term Investments (a)	4,221,275	—	—	4,221,275
Total	$54,896,558	$27,224,057	$611,082	$82,731,697
During the period ended March 31, 2021, the amount of transfers between Level 2 and Level 3 was $571,449. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
Transfers between price levels are recognized at the beginning of the reporting period.
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH1
R-080548-1 (1/23)